DEFERRED OFFERING COSTS	12 Months Ended
May 31, 2026
Deferred Offering Costs
DEFERRED OFFERING COSTS

NOTE 14 — DEFERRED OFFERING COSTS

Deferred offering costs consisted of the following:

	As of May 31,
	2026	2025
Legal fee	204,345	-
Professional advisor fees	166,411	-
FINRA filing fees	3,074	-
	373,830	-